Schedule of Deferred Tax Assets and Liabilities (Details) ₪ in Thousands	12 Months Ended
Dec. 31, 2024 ILS (₪)
Notes and other explanatory information [abstract]
Deferred tax asset liability, beginning balance	₪ 24,681
Changes recognized in biological assets	(966)
Changes recognized in carryforward tax losses	14,228
Other changes	422
Deferred tax asset liability, ending balance	₪ 38,365